1. Operating context	12 Months Ended
Dec. 31, 2019
Operating Context [abstract]
Operating context

1.   Operating context

Gol Linhas Aéreas Inteligentes S.A. (the “Company” or “GOL”) is a publicly-listed company incorporated on March 12, 2004, under the Brazilian Corporate Law. The Company’s bylaws provide that it has as its corporate purpose the exercise of share control of GOL Linhas Aéreas S.A. (“GLA”), through subsidiaries or affiliated companies, as well as exploring:

•     regular and non-scheduled air transportation services for passengers, cargo and postal bags, at national and international levels, as per the concessions of the due authorities;

•     complementary air transportation service activities by chartering passengers, cargo and postal bags;

•     provision of maintenance services, repair of aircraft, own or third parties, engines, parts, and pieces;

•     provision of aircraft hangar services;

•     provision of courtyard and runway service, the supply of flight attendants and aircraft cleaning;

•     development of other activities related or complementary to air transportation and the other activities described above;

•     development of loyalty programs; and

•     interest in the capital of other companies as a partner or shareholder.

The Company’s shares are traded on B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and on the New York Stock Exchange (“NYSE”) under the ticker GOLL4 and GOL, respectively. The Company adopted Level 2 Differentiated Corporate Governance Practices from B3 and is included in the Special Corporate Governance Stock Index (“IGC”) and the Special Tag Along Stock Index (“ITAG”), which were created for companies committed to applying differentiated corporate governance practices.

The Company’s corporate address is located at Praça Comandante Linneu Gomes, s/n, portaria 3, prédio 24, Jardim Aeroporto, São Paulo, Brazil.

As of March 11, 2019, as a result of the second accident involving a Boeing 737 Max 8 aircraft, the Company’s Management decided to suspend the operation of its seven aircraft prior to this being mandated by regulatory authorities, given that safety is the Company’s number one priority. As a result of this strategy, the Company quickly reconfigured its flight network. The use of these aircraft is subject to authorization by the Brazilian regulatory authorities and destination countries, mainly the United States of America. The Company did not need and does not intend to interrupt any of its routes due to the suspension of the use of these aircraft.

The management assessed and carried out impairment tests for these aircraft by comparing their carrying amount with the market value indicated in independent specialized publications ("BlueBook"), concluding that there are no losses related to the right-of-use asset and, therefore, no provision was recognized.

On December 10, 2019, Delta Airlines ended the process of divesting its equity interest in GOL. This interest in GOL was held only for investment purposes and the revenues from the agreements with Delta represented only around 0.4% of GOL’s total revenues.

1.1.    Capital structure and net working capital

As of December 31, 2019, the Company had a consolidated deficit of R$7,676,671 (R$4,985,412 on December 31, 2018) and a negative net working capital of R$5,435,223 (R$3,889,721 on December 31, 2018). The increase in consolidated deficit is mainly a consequence of the initial adoption of IFRS 16 - “Leases”, with an impact of R$2,436,334 in the consolidated financial statements.

According to Management’s assessment, the consolidated current assets and the forecasts of net cash flows generated by operating activities will be sufficient to meet the Company’s need for working capital and capital expenditures for the foreseeable future.

This assessment considers the sale of 11 aircraft which was announced subsequent to year-end on February 11, 2020 (see note 38.4) and is expected to reduce the Company’s net debt by approximately R$500,000, reducing the Company’s leases liability by R$130,000 and increasing cash and cash equivalents by R$370,000. The Company plans to use large portion of the balance to pay down its financial debts.

Furthermore, Management’s assessment considers the Company’s business plan including future actions planned by Management, as well as other relevant macroeconomic and sector specific assumptions, like actual forecasts of the USD foreign exchange rate and fuel prices. Management’s assessment also considers that the Company carried out several initiatives to adjust its fleet size and match seat supply to demand, in order to maintain a high load factor, reduce costs and adjust its capital structure.

Considering the unpredictability of the economic crisis triggered by the COVID-19 pandemic and its impacts, Management concluded that there are substantial doubt related to the Company's ability to continue operating, but that the assumption of continuity is still valid, considering all relevant information available up to the authorization date for issuing these financial statements, as well as the business plan. As such, these consolidated financial statements do not include any adjustments that might result from Company’s inability to continue as a going concern. If the Company cannot continue as a going concern, adjustments to the carrying values and classification of our assets and liabilities and the reported amounts of income and expenses could be required and could be material.

1.2.     Corporate Structure

The corporate structure of the Company and its subsidiaries, on December 31, 2019, is shown below:

Entity	Date of incorporation	Location	Principal activity	Type of control	% of Interest in the capital stock
					2019	2018
Offshore subsidiaries:
GAC	03/23/2006	Cayman Islands	Aircraft acquisition	Direct	100.0	100.0
Gol Finance Inc.	03/16/2006	Cayman Islands	Fund-raising	Direct	100.0	100.0
Gol Finance	06/21/2013	Luxembourg	Fund-raising	Direct	100.0	100.0
Subsidiaries:
GLA	04/09/2007	Brazil	Flight transportation	Direct	100.0	100.0
AirFim	11/07/2003	Brazil	Investment fund	Indirect	100.0	100.0
Sul América Gol Max	03/14/2014	Brazil	Investment fund	Indirect	-	100.0
Smiles Fidelidade	08/01/2011	Brazil	Loyalty program	Direct	52.6	52.7
Smiles Viagens	08/10/2017	Brazil	Tourism agency	Indirect	52.6	52.7
Smiles Fidelidade Argentina (a)	11/07/2018	Argentina	Loyalty program	Indirect	52.6	52.7
Smiles Viagens Argentina (a)	11/20/2018	Argentina	Tourism agency	Indirect	52.6	52.7
Fundo Sorriso	07/14/2014	Brazil	Investment fund	Indirect	52.6	52.7
Company in shareholding:
SCP Trip	04/27/2012	Brazil	Flight magazine	Indirect	60.0	60.0
Associate:
Netpoints (b)	11/08/2013	Brazil	Loyalty program	Indirect	-	25.4

(a)   Companies with functional currency in Argentine pesos.

(b)   On February 1, 2019, the subsidiary Smiles Fidelidade sold its equity interest in the affiliate for the total amount of R$914, recognized in consolidated statements of operations  under “Other operating income”.

The subsidiaries GAC Inc., GOL Finance and GOL Finance Inc., are entities incorporated with the specific purpose of continuing the Company's operations. They do not have their own governing body and do not have autonomy in the decision-making process; therefore, the assets and liabilities of these entities are consolidated in the parent company's financial statements.

On November 7 and 20, 2018, the subsidiaries Smiles Fidelidade S.A. and the subsidiaries Smiles Fidelidade S.A. and Smiles Viajes Y Turismo S.A. were incorporated, both based in Buenos Aires, Argentina, with the purpose of promoting the operations of the Smiles Program and the sale of airline tickets in that country.

On August 10, 2017, the subsidiary Smiles Fidelidade acquired all shares of Smiles Viagens e Turismo S.A. (“Smiles Viagens”), whose main purpose is the intermediation of travel organization services, including the reservation or sale of airline tickets, accommodation, tourism packages, among others. Smiles Viagens started operations in January 2018.

The Company was also the direct parent company of Gol Dominicana Lineas Aereas SAS (“Gol Dominicana”) until September 14, 2018.

1.3.    Corporate reorganization plan

On December 9, 2019, the Company, together with its subsidiaries, announced the corporate reorganization plans with the main purpose of ensuring the long-term competitiveness of GOL Group, by aligning the interests of all stakeholders, reinforcing a consolidated capital structure, simplifying the corporate governance of companies, reducing the operating, administrative and financial costs and expenses, and increasing the market liquidity for all GOL’s shareholders, through the incorporation of Smiles shares by GLA.

Subsequent to year-end, the corporate reorganization plan was canceled – refer to note 37.1

1.4.    Compliance program

Since 2016, the Company has adopted several measures to strengthen and expand its internal control and compliance programs, among which we can highlight:

•      hiring specialized companies to assess risks and review internal controls regarding fraud and corruption;

•      integrating risk, compliance and internal control functions through the Executive Board of Corporate Risks, Compliance and Internal Controls, reporting directly to the CEO and with independent access to the Board of Directors and the Statutory Audit Committee;

•      monitoring transactions with politically exposed people;

•      improving the procedures to supervise the execution of contracted services;

•      updating the procurement and contract management flow policies;

•      reviewing the code of ethics, the conduct manual and many compliance policies including massive mandatory training.

As previously disclosed in the financial statements for the year ended December 31, 2017, and 2018, the Company entered into an agreement with the Brazilian Federal Public Ministry in December 2016 (“Agreement”), under which the Company agreed to pay R$12 million in fines and make improvements to its compliance program.  In turn, the Federal Public Ministry agreed not to raise any charges related to activities that are the subject of the Agreement. In addition, the Company paid R$4.2 million in fines to the Brazilian tax authorities.

The Company voluntarily informed the U.S. Department of Justice (“DOJ”), the Securities and Exchange Commission (“SEC”) and the Brazilian Securities and Exchange Commission (“CVM”) of the Agreement and the external independent investigation hired by the Company, and about the Agreement. The investigation was completed in April 2017 and revealed that immaterial payments were made to politically exposed people. None of the current employees, representatives or members of the Company’s Board or Management knew of any illegal purpose behind any of the transactions identified, or of any unlawful benefit to the Company arising from the investigated operations.

The Company informed the due authorities of the result of the investigation and will continue to communicate on the development of the issue, following the analyzes already initiated by these bodies. These authorities may impose fines and possibly other sanctions on the Company.

There were no further developments on the subject during the year ended December 31, 2019.